Principal Accounting Policies (Statutory reserves) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Schedule of Statutory Reserves [Line Items]
Appropriations to statutory reserves	¥ 4.3	$ 0.7	¥ 15.6	¥ 18.3
Wholly foreign-owned enterprise [Member]
Schedule of Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%
Domestically funded enterprises [Member]
Schedule of Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%